Borrowings from Fainancial Institutions (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Borrowings from Fainancial Institutions [Abstract]
Borrowings description	Borrowings carry interest at the rate of MLR minus 1% per annum. Maturity date of borrowings is made and repayable on 30 November 2019, 1 February 2020, 1 August 2021 and 1 November 2021.	Borrowings carry interest at the rate of MLR (6.25% as of 31 December 2018) minus 1% per annum. Maturity date of borrowings is made and repayable on 30 November 2019, 1 February 2020, 1 August 2021 and 1 November 2021.
Interest expense	$ 6,875	$ 80,607	$ 0
Unused borrowing facilities	$ 285,000	$ 253,000